Pension and Postretirement Benefits - Total Investments Plans Measured at Fair Value (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 497,917	$ 517,213
Fixed Income [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	411,270	420,240
Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	72,553	82,442
Cash and Accrued Items [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	14,094	14,531
Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	246,876	264,244
Level 1 [Member] | Fixed Income [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	160,229	167,271
Level 1 [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	72,553	82,442
Level 1 [Member] | Cash and Accrued Items [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	14,094	14,531
Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	245,759	247,882
Level 2 [Member] | Fixed Income [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	245,759	247,882
Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	5,282	5,087
Level 3 [Member] | Fixed Income [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 5,282	$ 5,087	$ 5,752